As filed with the Securities and Exchange Commission on [date]




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07959
                                                     ---------



                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)



                              615 EAST MICHIGAN ST.
                               MILWAUKEE, WI 53202
               (Address of principal executive offices) (Zip code)



                                 ERIC M. BANHAZL
                              ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                     (Name and address of agent for service)



                                 (414) 765-5340
                         Registrant's telephone number,
                               including area code



Date of fiscal year end: NOVEMBER 30, 2005
                         -----------------



Date of reporting period:  MAY 31, 2005
                           ------------

ITEM 1. REPORT TO STOCKHOLDERS.



                                                      PIA LOGO OMITTED



                                                       PIA FUNDS

                                                    - PIA SHORT-TERM
                                                    GOVERNMENT SECURITIES

                                                   - PIA TOTAL RETURN BOND








                                                     SEMI-ANNUAL REPORT
                                                        MAY 31, 2005

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2005 for the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund for which Pacific Income Advisers is the adviser.

During the 6 months ended May 31, 2005, the returns, including the reinvestment of dividends and capital gains are as follows:

The Short Term Government Fund performed favorability by a return of 1.15% compared to the Merrill Lynch 1 Year Treasury Note Index of 1.04%. The large percentage of the portfolio in floating rate agency mortgage notes helped contribute to the return.

The Total Return Fund had a return of 3.08% which was close to the Lehman Aggregate Index return of 2.90%. A shorter maturity structure combined with an overweight in the longer part of the yield curve helped the performance.

The last six months experienced a greater than average economic expansion with continued gains in corporate profits. Inflation is at relatively low levels but is under upward pressure. The Federal Deficit is forecast to be in the $350 billion area, which should increase the size of treasury auctions and put upward pressure on rates. The U. S. dollar recently rebounded from close to the lowest level in a decade. The Federal Reserve continued to tighten monetary policy by raising the funds rate from 2.0 % to 3.0%. Yields on 2- and 5-year treasury bonds rose 57 and 4 basis points respectively. The longer end of the treasury yield curve declined by 68 basis points in yield.

Please take a moment to review your fund(s)' statement of assets and the results of operations for the six month period ended May 31, 2005. We look forward to reporting to you again at year end.





/S/LLOYD McADAMS
-----------------
Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

                                    PIA FUNDS
             EXPENSE EXAMPLE - FOR THE SIX MONTHS ENDED MAY 31, 2005
                                   (UNAUDITED)


   As a shareholder of the PIA Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/04 - 5/31/05).

ACTUAL EXPENSES
   The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.35% and 0.50% per the advisory agreement for the PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund, respectively. Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSES PAID DURING THE PERIOD
                                                                                           EXPENSES PAID
                                                    BEGINNING            ENDING         DURING THE PERIOD
                                                  ACCOUNT VALUE        ACCOUNT VALUE     DECEMBER 1, 2004 -
                                                 DECEMBER 1, 2004     MAY 31, 2005         MAY 31, 2005*
                                                 ----------------     ------------         -------------
PIA SHORT-TERM GOVERNMENT SECURITIES FUND
   Actual                                           $1,000.00            $1,011.50            $1.76
   Hypothetical (5% return before expenses)          1,000.00             1,023.19             1.77

PIA TOTAL RETURN BOND FUND
   Actual                                           $1,000.00            $1,030.80            $2.53
   Hypothetical (5% return before expenses)          1,000.00             1,022.44             2.52

--------
   *  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense. For the period ended May 31, 2005, the expense ratios of the PIA
      Short-Term Government Securities Fund and PIA Total Return Bond Fund were
      0.35% and 0.50%, respectively.


                                    PIA FUNDS
                    PIA SHORT-TERM GOVERNMENT SECURITIES FUND
                  ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2005
                                   (UNAUDITED)

INVESTMENTS BY ISSUER
AS A PERCENTAGE OF NET ASSETS


PIE CHART OMITTED


                                  United States
                                  Treasury 32%

                                     Federal
                                    National
                                Mortgage Assoc.
                                       25%

                             Cash and Other Assets
                                      22%

                               Federal Home Loan
                                 Mortgage Corp.
                                       9%

                              Government National
                                Mortgage Assoc.
                                       9%

                                Federal Home Loan
                                     Bank 3%

                                    Private
                                  Less than 1%

                                    PIA FUNDS
                           PIA TOTAL RETURN BOND FUND
                  ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2005
                                   (UNAUDITED)

INVESTMENTS BY TYPE
AS A PERCENTAGE OF NET ASSETS


PIE CHART OMITTED



                            U.S. Government Agencies
                             and Instrumentalities
                                      44%

                                 Mortgage-Backed
                                   Securities
                                      24%

                                Corporate Bonds &
                                      Notes
                                      22%

                             Cash and Other Assets
                                      10%



                                    PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2005

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND
----------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                             VALUE
----------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 30.3%
PRIVATE 0.2%
$ 113,724 Prudential Home Mortgage Securities
             7.50%, due 3/25/08 .....................................   $   113,876
                                                                        -----------

U.S. GOVERNMENT AGENCIES 30.1%
90,027    FHLMC ARM Pool 755204
             3.504%, due 8/1/15 * ...................................        92,911
69,601    FHLMC ARM Pool 845113
             4.229%, due 2/1/22 * ...................................        71,430
114,680   FHLMC ARM Pool 635206
             3.831%, due 10/1/22 * ..................................       116,763
47,077    FHLMC ARM Pool 845755
             4.042%, due 6/1/23 * ...................................        48,613
32,084    FHLMC ARM Pool 609231
             4.587%, due 2/1/24 * ...................................        32,839
1,786,252 FHLMC ARM Pool 785726
             4.312%, due 1/1/25 * ...................................     1,836,733
1,015,741 FHLMC ARM Pool 1C0009
             4.738%, due 2/1/32 * ...................................     1,030,074
892,726   FHLMC ARM Pool 1B0668
             3.959%, due 1/1/33 * ...................................       895,906
250,539   FNMA Pool 252500
             5.50%, due 6/1/06 ......................................       252,784
85,319    FNMA Pool 415842
             11.00%, due 1/1/13 .....................................        93,139
136,473   FNMA ARM Pool 555206
             4.489%, due 7/1/25 * ...................................       141,688
824,890   FNMA ARM Pool 424953
             4.343%, due 7/1/27 * ...................................       839,618
668,663   FNMA ARM Pool 556438
             4.873%, due 3/1/28 * ...................................       687,947
512,584   FNMA ARM Pool 508399
             4.427%, due 6/1/29 * ...................................       526,773
781,777   FNMA ARM Pool 562912
             4.267%, due 4/1/30 * ...................................       798,614






PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
----------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                             VALUE
----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
$ 467,152 FNMA ARM Pool 556824
             4.563%, due 8/1/30 * ...................................   $   489,550
88,317    FNMA ARM Pool 551038
             4.460%, due 9/1/30 * ...................................        92,165
670,711   FNMA ARM Pool 670317
             4.312%, due 10/1/30 * ..................................       689,202
178,143   FNMA ARM Pool 592745
             5.539%, due 7/1/31 * ...................................       184,745
128,509   FNMA ARM Pool 597196
             4.191%, due 9/1/31 * ...................................       130,081
242,773   FNMA ARM Pool 610547
             5.377%, due 11/1/31 * ..................................       249,386
302,298   FNMA ARM Pool 629098
             4.852%, due 4/1/32 * ...................................       311,423
129,772   FNMA ARM Pool 656345
             4.127%, due 7/1/32 * ...................................       134,270
590,136   FNMA ARM Pool 670257
             4.121%, due 2/1/33 * ...................................       608,750
39,131    GNMA II ARM Pool 8871
             4.125%, due 11/20/21 * .................................        39,822
266,968   GNMA II ARM Pool 8062
             4.125%, due 10/20/22 * .................................       271,701
636,888   GNMA II ARM Pool 80011
             4.125%, due 11/20/26 * .................................       649,284
132,683   GNMA II ARM Pool 80013
             4.125%, due 11/20/26 * .................................       135,316
77,407    GNMA II ARM Pool 80021
             4.125%, due 12/20/26 * .................................        78,733
45,284    GNMA II ARM Pool 80029
             4.375%, due 1/20/27 * ..................................        46,311
613,721   GNMA II ARM Pool 80094
             3.75%, due 7/20/27 * ...................................       623,641
878,444   GNMA II ARM Pool 80104
             3.75%, due 8/20/27 * ...................................       890,610
39,652    GNMA II ARM Pool 80122
             4.125%, due 10/20/27 * .................................        40,376



                       See notes to financial statements.
                                      - 5 -





                                    PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2005

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
----------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                             VALUE
----------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCIES (CONTINUED)
$ 364,037 GNMA II ARM Pool 80154
              4.375%, due 1/20/28 * .................................   $   371,135
1,020,086 GNMA II ARM Pool 80331
              4.125%, due 10/20/29 * ................................     1,035,070
222,692   GNMA II ARM Pool 80344
              4.125%, due 11/20/29 * ................................       225,867
                                                                        -----------
                                                                         14,763,270
                                                                        -----------

TOTAL MORTGAGE-BACKED SECURITIES
              (cost $14,912,331) ....................................    14,877,146
                                                                        -----------
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 47.5%
U.S. GOVERNMENT AGENCIES 15.2%
1,500,000 FHLB
              2.875%, due 9/15/06 ...................................     1,485,212
1,900,000 FNMA
              5.25%, due 6/15/06 ....................................     1,930,657
1,350,000 FNMA
              4.375%, due 10/15/06 ..................................     1,362,485
2,700,000 FNMA
              2.625%, due 11/15/06 ..................................     2,659,643
                                                                        -----------
                                                                          7,437,997
                                                                        -----------

U.S. TREASURY NOTES 32.3%
2,000,000 U.S. Treasury Note
              2.00%, due 8/31/05 ....................................     1,995,860
3,000,000 U.S. Treasury Note
              5.75%, due 11/15/05 ...................................     3,035,391
3,350,000 U.S. Treasury Note
              2.25%, due 4/30/06 ....................................     3,315,585
3,570,000 U.S. Treasury Note
              2.75%, due 6/30/06 ....................................     3,545,178




PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
----------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT                                                             VALUE
----------------------------------------------------------------------------------

U.S. TREASURY NOTES (CONTINUED)
$ 4,000,000 U.S. Treasury Note
               2.50%, due 9/30/06 ...................................   $ 3,948,752
                                                                        -----------
                                                                         15,840,766
                                                                        -----------

TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
               (cost $23,378,524) ...................................    23,278,763
                                                                        -----------
SHORT-TERM INVESTMENTS 32.6%
75,764    First American Treasury
               Obligations Fund - Class A ...........................        75,764
$7,000,000FHLB Discount Note Zero
               coupon bond to yield
               3.00%, due 6/1/05 ....................................     7,000,000
2,000,000 FHLMC Discount Note
               Zero
               coupon bond to yield
               2.95%, due 6/7/05 ....................................     1,999,017
6,906,000 U.S. Bank, N.A. repurchase
               agreement,
               2.10%, dated 5/31/05,
               due 6/1/05, repurchase price
               $ 6,906,403 (collateralized
               by FHLMC Series 2682,
               4.58125%, due 10/15/33) ..............................     6,906,000
                                                                        -----------

TOTAL SHORT-TERM INVESTMENTS
               (cost $15,980,781) ...................................    15,980,781
                                                                        -----------
TOTAL INVESTMENTS
               (cost $54,271,636) ..............................110.4%   54,136,690
LIABILITIES LESS OTHER ASSETS ..................................(10.4)%  (5,102,471)
                                                                        -----------
TOTAL NET ASSETS ...............................................100.0%  $49,034,219
                                                                        ===========


----------
   *  Variable rate note. Rate shown reflects the rate in effect at May 31,
      2005.


                       See notes to financial statements.
                                      - 6 -



                                    PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2005


PIA TOTAL RETURN
BOND FUND
----------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                             VALUE
----------------------------------------------------------------------------------

CORPORATE BONDS & NOTES 22.3%
AEROSPACE / DEFENSE 3.6%
$ 150,000 Boeing Capital Corp.
               5.75%, due 2/15/07 ...................................   $  154,113
  175,000 Lockheed Martin Corp.
               8.20%, due 12/1/09 ...................................      203,081
   94,000 Raytheon Co.
               6.75%, due 8/15/07 ...................................       99,001
  100,000 United Technologies Corp.
               7.50%, due 9/15/29 ...................................      131,252
                                                                        ----------
                                                                           587,447
                                                                        ----------

BANKS 0.9%
  150,000 Bank of America Corp.
               4.75%, due 10/15/06 ..................................      151,779
                                                                        ----------

DIVERSIFIED FINANCIAL SERVICES 3.0%
  150,000 Citigroup, Inc.
               5.00%, due 3/6/07 ....................................      152,581
  150,000 General Electric Capital Corp.
               4.375%, due 11/21/11 .................................      149,971
  170,000 Morgan Stanley
               6.60%, due 4/1/12 ....................................      188,481
                                                                        ----------
                                                                           491,033
                                                                        ----------

DIVERSIFIED MANUFACTURING 1.3%
  200,000 Tyco International Group SA
               6.75%, due 2/15/11 ...................................      221,578
                                                                        ----------

ELECTRIC 0.6%
   90,000 Southern California Edison Co.
               6.65%, due 4/1/29 ....................................      105,213
                                                                        ----------





PIA TOTAL RETURN
BOND FUND (CONTINUED)
----------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                             VALUE
----------------------------------------------------------------------------------
FOOD 0.5%
$  75,000 Albertson's, Inc.
              7.45%, due 8/1/29 .....................................   $   82,589
                                                                        ----------

MEDIA 1.9%
  190,000 Belo Corp.
              8.00%, due 11/1/08 ....................................      207,104
   85,000 Time Warner, Inc.
              7.625%, due 4/15/31 ...................................      106,420
                                                                        ----------
                                                                           313,524
                                                                        ----------

MINING 1.1%
  160,000 Alcoa, Inc.
              6.50%, due 6/1/11 .....................................      176,870
                                                                        ----------

REAL ESTATE INVESTMENT TRUST 4.0%
  200,000 EOP Operating LP
              7.00%, due 7/15/11 ....................................      223,529
  175,000 Health Care Property Investors, Inc.
              6.45%, due 6/25/12 ....................................      190,153
  205,000 Prologis Trust
              7.625%, due 7/1/17 ....................................      243,746
                                                                        ----------
                                                                           657,428
                                                                        ----------

RETAIL 1.4%
  200,000 Staples, Inc.
              7.375%, due 10/1/12 ...................................      230,959
                                                                        ----------

SAVINGS & LOANS 1.1%
  180,000 Washington Mutual, Inc.
              4.375%, due 1/15/08 ...................................      180,577
                                                                        ----------



                       See notes to financial statements.
                                      - 7 -




                                    PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2005

PIA TOTAL RETURN
BOND FUND (CONTINUED)
----------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                             VALUE
----------------------------------------------------------------------------------
TELECOMMUNICATIONS 2.9%
$ 150,000 Bellsouth Capital Funding
              7.875%, due 2/15/30 ...................................   $  192,174
   97,000 Comcast Cable Communications Holdings, Inc.
              8.375%, due 3/15/13 ...................................      119,000
  130,000 Verizon Global Funding Corp.
              7.75%, due 12/1/30 ....................................      166,392
                                                                        ----------
                                                                           477,566
                                                                        ----------

TOTAL CORPORATE BONDS & NOTES
              (cost $3,493,950) .....................................    3,676,563
                                                                        ----------
MORTGAGE-BACKED SECURITIES 23.8%
COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
   19,484 FHLMC Series 1387 S
              7.625%, due 10/15/07* + ...............................          120
      409 FNMA Series 1992-12 SA
              11.6428%, due 1/25/22* ................................          459
                                                                        ----------
                                                                               579
                                                                        ----------

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 23.8%
  774,183 FHLMC Pool B10834
              4.50%, due 11/1/18 ....................................      772,420
  337,455 FHLMC Pool B11934
              4.50%, due 1/1/19 .....................................      336,687
  525,311 FHLMC Pool G08004
              5.00%, due 8/1/34 .....................................      525,258
  339,434 FHLMC Pool A27698
              5.00%, due 10/1/34 ....................................      339,399
  381,749 FNMA Pool 555285
              6.00%, due 3/1/33 .....................................      393,174




PIA TOTAL RETURN
BOND FUND (CONTINUED)
----------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                             VALUE
----------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (CONTINUED)
$1,056,179FNMA Pool 748710
               5.50%, due 10/1/33 ...................................   $1,072,448
  475,743 GNMA Pool 623405
               5.50%, due 3/15/34 ...................................      486,519
                                                                        ----------
                                                                         3,925,905
                                                                        ----------

TOTAL MORTGAGE-BACKED SECURITIES
               (cost $3,915,851) ....................................    3,926,484
                                                                        ----------
U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 43.5%
U.S. TREASURY BONDS 8.6%
  830,000 U.S. Treasury Bond
               5.375%, due 2/15/31 ..................................      961,504
  330,000 U.S. Treasury Bond
               8.125%, due 8/15/19 ..................................      464,372
                                                                        ----------
                                                                         1,425,876
                                                                        ----------

U.S. TREASURY NOTES 34.9%
  250,000 U.S. Treasury Note
               3.375%, due 2/15/08 ..................................      248,369
  350,000 U.S. Treasury Note
               4.00%, due 4/15/10 ...................................      353,719
  600,000 U.S. Treasury Note
               4.125%, due 5/15/15 ..................................      606,001
  630,000 U.S. Treasury Note
               4.375%, due 8/15/12 ..................................      654,610
3,750,000 U.S. Treasury Note
               7.00%, due 7/15/06 ...................................    3,895,462
                                                                        ----------
                                                                         5,758,161
                                                                        ----------

TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
               (cost $7,107,670) ....................................    7,184,037
                                                                        ----------


                       See notes to financial statements.
                                      - 8 -




                                    PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2005
PIA TOTAL RETURN
BOND FUND (CONTINUED)
----------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT                                                             VALUE
----------------------------------------------------------------------------------
RIGHTS 0.0%
$       1 Global Crossing North America, Inc.
               Liquidating Trust # (OMEGA) (cost $0).................   $    --
                                                                        ----------

SHORT-TERM INVESTMENTS 7.8%
  233,718 First American Treasury
               Obligations Fund - Class A ...........................      233,718
$1,060,000U.S. Bank, N.A. repurchase
               agreement, 2.10%, dated 5/31/05,
               due 6/1/05, repurchase price
               $1,060,062 (collateralized
               by FHLMC Series 2682,
               4.58125%, due 10/15/33) ..............................    1,060,000
                                                                        ----------

TOTAL SHORT-TERM INVESTMENTS
               (cost $1,293,718) ....................................    1,293,718
                                                                        ----------
PIA TOTAL RETURN
BOND FUND (CONTINUED)
----------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                             VALUE
----------------------------------------------------------------------------------

TOTAL INVESTMENTS
               (cost $15,811,189) ........................ 97.4%       $16,080,802
OTHER ASSETS LESS LIABILITIES ............................  2.6%           436,629
                                                                       -----------
TOTAL NET ASSETS .........................................100.0%       $16,517,431
                                                                       ===========

-----------
   *   Variable rate note. Rate shown reflects the rate in effect at May 31,
       2005.
   #   Restricted security. The interest in the liquidating trust was acquired through a distribution on December 9, 2003. As of May 31, 2005, the security had a cost and value of $0 (0.0% of net assets).
(OMEGA) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
   +    Interest only security.



                       See notes to financial statements.
                                      - 9 -



                                    PIA FUNDS
              STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 2005


                                                   SHORT-TERM         TOTAL
                                                   GOVERNMENT         RETURN
                                                 SECURITIES FUND     BOND FUND
                                                 -------------------------------
ASSETS:
  Investments in securities, at value
    (cost $54,271,636 and $15,811,189,
    respectively) ..............................   $ 54,136,690    $ 16,080,802
  Receivable for fund shares sold ..............         70,000         227,095
  Interest receivable ..........................        216,811         215,260
  Due from investment adviser ..................          4,649          69,744
  Prepaid expenses .............................          6,273           5,967
                                                   ------------    ------------
  Total assets .................................     54,434,423      16,598,868
                                                   ------------    ------------

LIABILITIES:
  Payable for securities purchased .............      5,321,548            --
  Payable for fund shares redeemed .............          1,058            --
  Dividends payable ............................         15,763          29,034
  Accrued distribution fees ....................         24,504          21,399
  Administration fees ..........................          1,048             623
  Custody fees .................................          3,244           1,790
  Transfer agent fees and expenses .............          8,734           6,790
  Fund accounting fees .........................          5,508           5,480
  Professional fees ............................         16,036          15,715
  Chief Compliance Officer fee .................          1,938             606
  Accrued expenses and other liabilities .......            823            --
                                                   ------------    ------------
    Total liabilities ..........................      5,400,204          81,437
                                                   ------------    ------------
    Net Assets .................................   $ 49,034,219    $ 16,517,431
                                                   ============    ============

NET ASSETS CONSIST OF:
  Shares of beneficial interest,
    par value $0.01 per share;
    unlimited shares authorized ................   $ 50,149,561    $ 18,134,211
  Undistributed net investment loss ............        (73,542)         (1,007)
  Undistributed net realized loss on investments       (906,854)     (1,885,386)
  Net unrealized appreciation (depreciation)
    on investments .............................       (134,946)        269,613
                                                   ------------    ------------
    Net Assets .................................   $ 49,034,219    $ 16,517,431
                                                   ============    ============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE ...................   $      10.01    $      18.82
                                                   ============    ============
SHARES OUTSTANDING .............................      4,897,372         877,617
                                                   ============    ============





                       See notes to financial statements.
                                     - 10 -



                                    PIA FUNDS
            STATEMENTS OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2005



                                                       SHORT-TERM       TOTAL
                                                       GOVERNMENT      RETURN
                                                     SECURITIES FUND  BOND FUND
INVESTMENT INCOME:
  Interest ...........................................   $ 662,689    $ 316,988
                                                         ---------    ---------
    Total investment income ..........................     662,689      316,988
                                                         ---------    ---------

EXPENSES:
  Investment advisory fees (Note 3) ..................      48,497       23,526
  Distribution fees (Note 4) .........................      24,249        7,842
  Transfer agent fees and expenses ...................      18,525       12,345
  Administration fees (Note 3) .......................      14,959       12,465
  Professional fees ..................................      14,455       13,269
  Fund accounting fees ...............................      13,919       14,158
  State registration fees ............................      12,483       11,963
  Custody fees .......................................       6,068        3,266
  Reports to shareholders ............................       3,313          386
  Trustees' fees .....................................       2,934        2,630
  Chief Compliance Officer fee .......................       2,300          720
  Other expenses .....................................       1,124        1,393
                                                         ---------    ---------
    Total expenses ...................................     162,826      103,963
  Less: Expense reimbursement from adviser (Note 3) ..     (77,956)     (64,753)
                                                         ---------    ---------
    Net expenses .....................................      84,870       39,210
                                                         ---------    ---------
    Net investment income ............................     577,819      277,778
                                                         ---------    ---------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized loss on investments ...................        --         (5,028)
  Net change in unrealized appreciation/
    (depreciation) on investments ....................     (30,253)     139,422
                                                         ---------    ---------
    Net gain/(loss) on investments ...................     (30,253)     134,394
                                                         ---------    ---------
  Net increase in net assets resulting
    from operations ..................................   $ 547,566    $ 412,172
                                                         =========    =========



                       See notes to financial statements.
                                     - 11 -




                                    PIA FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                       SHORT-TERM                      TOTAL
                                                       GOVERNMENT                      RETURN
                                                    SECURITIES FUND                   BOND FUND
                                            --------------------------------------------------------------
                                              Six months      Year ended    Six months          Year ended
                                                ended          Nov. 30,        ended              Nov. 30,
                                             May 31, 2005        2004       May 31, 2005            2004
                                            --------------------------------------------------------------
OPERATIONS:
  Net investment income .................   $    577,819    $  1,030,472    $    277,778      $  1,018,066
  Net realized loss on investments ......           --           (35,308)         (5,028)         (782,944)
  Net change in unrealized appreciation/
    (depreciation) on investments .......        (30,253)       (239,083)        139,422           933,995
                                            ------------    ------------    ------------      ------------
  Net increase in net assets resulting
    from operations .....................        547,566         756,081         412,172         1,169,117
                                            ------------    ------------    ------------      ------------

DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Dividends from net investment income ..       (654,778)     (1,344,997)       (287,484)       (1,054,355)
  Distributions from net realized gains .           --              --              --          (1,247,561)
                                            ------------    ------------    ------------      ------------
  Total distributions ...................       (654,778)     (1,344,997)       (287,484)       (2,301,916)
                                            ------------    ------------    ------------      ------------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold .........      4,312,715      19,645,119       3,066,712        18,104,105
  Distributions reinvested ..............        566,992       1,198,096         128,351         2,170,447
  Payment for shares redeemed ...........     (4,088,157)    (41,386,074)     (1,205,713)      (43,789,774)
                                            ------------    ------------    ------------      ------------
  Net increase/(decrease) in net assets
    from fund share transactions ........        791,550     (20,542,859)      1,989,350       (23,515,222)
                                            ------------    ------------    ------------      ------------
  Total increase/(decrease) in net assets        684,338     (21,131,775)      2,114,038       (24,648,021)

NET ASSETS, BEGINNING OF PERIOD .........     48,349,881      69,481,656      14,403,393        39,051,414
                                            ------------    ------------    ------------      ------------
NET ASSETS, END OF PERIOD ...............   $ 49,034,219    $ 48,349,881    $ 16,517,431      $ 14,403,393
                                            ============    ============    ============      ============
INCLUDES UNDISTRIBUTED NET
  INVESTMENT INCOME/(LOSS) OF ...........   $    (73,542)   $      3,417    $     (1,007)     $      8,699
                                            ============    ============    ============      ============

TRANSACTIONS IN SHARES:
  Shares sold ...........................        429,893       1,936,082         163,945           959,557
  Shares issued on reinestment of
    distributions .......................         56,626         118,664           6,883           114,975
  Shares redeemed .......................       (407,904)     (4,081,085)        (67,969)       (2,311,797)
                                            ------------    ------------    ------------      ------------
  Net increase/(decrease) in shares
    outstanding .........................         78,615      (2,026,339)        102,859        (1,237,265)
                                            ============    ============    ============      ============




                       See notes to financial statements.
                                     - 12 -




                                    PIA FUNDS
                     SHORT-TERM GOVERNMENT SECURITIES FUND
                              FINANCIAL HIGHLIGHTS


                                         SIX MONTHS       YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                            ENDED           NOV. 30,      NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,
                                         MAY 31, 2005         2004          2003          2002           2001          2000
                                         -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...   $  10.03        $   10.15      $  10.29      $  10.36      $   10.12      $  10.07
                                           --------        ---------      --------      --------      ---------      --------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................       0.12             0.25          0.20          0.36           0.52          0.66
Net realized and unrealized
  gain/(loss) on investments ...........      (0.01)           (0.12)        (0.04)        (0.07)          0.25          0.05
                                           --------        ---------      --------      --------      ---------      --------
Total from investment operations .......       0.11             0.13          0.16          0.29           0.77          0.71
                                           --------        ---------      --------      --------      ---------      --------

LESS DISTRIBUTIONS:
Dividends from net investment income ...      (0.13)           (0.25)        (0.28)        (0.35)         (0.52)        (0.66)
Distribution from net realized gains ...    --               --              (0.02)        (0.01)       --            --
Tax return of capital ..................    --               --            --            --               (0.01)      --
                                           --------        ---------      --------      --------      ---------      --------
Total distributions ....................      (0.13)           (0.25)        (0.30)        (0.36)         (0.53)        (0.66)
                                           --------        ---------      --------      --------      ---------      --------

Net asset value, end of period .........   $  10.01        $   10.03      $  10.15      $  10.29      $   10.36      $  10.12
                                           ========        =========      ========      ========      =========      ========

TOTAL RETURN ...........................       1.15%++          1.33%         1.56%         2.87%          7.74%         7.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $ 49,034        $  48,350      $ 69,482      $ 72,743      $  71,141      $ 47,191
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ....       0.35%+           0.35%         0.35%         0.35%          0.33%         0.30%
  Before waivers and reimbursements ....       0.67%+           0.66%         0.59%         0.58%          0.46%         0.48%
Ratio of net investment income to
average net assets:
  Net of waivers and reimbursements ....       2.38%+           1.88%         1.99%         3.16%          4.97%         6.49%
  Before waivers and reimbursements ....       2.06%+           1.57%         1.75%         2.93%          4.84%         6.31%
Portfolio turnover rate ................         16%++            28%           74%          185%           121%           89%




------
   +  Annualized for periods less than one year.
  ++  Not annualized for periods less than one year.



                       See notes to financial statements.
                                     - 13 -


                                    PIA FUNDS
                             TOTAL RETURN BOND FUND
                              FINANCIAL HIGHLIGHTS



                                           SIX MONTHS      YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED
                                              ENDED         NOV. 30,      NOV. 30,       NOV. 30,      NOV. 30,       NOV. 30,
                                           MAY 31, 2005       2004          2003          2002           2001           2000
                                           -------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...   $   18.59        $  19.41      $  19.91      $  20.15      $   19.23      $   18.92
                                           ---------        --------      --------      --------      ---------      ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................        0.33            0.74          0.94          0.94           1.13           1.24
Net realized and unrealized
  gain/(loss) on investments ...........        0.17           (0.19)        (0.05)        (0.13)          0.93           0.31
                                           ---------        --------      --------      --------      ---------      ---------
Total from investment operations .......        0.50            0.55          0.89          0.81           2.06           1.55
                                           ---------        --------      --------      --------      ---------      ---------

LESS DISTRIBUTIONS:
Dividends from net investment income ...       (0.34)          (0.73)        (1.00)        (0.91)         (1.14)         (1.24)
Distribution from net realized gains ...     --                (0.64)        (0.39)        (0.14)       --             --
                                           ---------        --------      --------      --------      ---------      ---------
Total distributions ....................       (0.34)          (1.37)        (1.39)        (1.05)         (1.14)         (1.24)
                                           ---------        --------      --------      --------      ---------      ---------
Effect of advisor reimbursement
  (Note 8)..............................        0.07           --            --            --             --             --

Net asset value, end of period .........   $   18.82        $  18.59      $  19.41      $  19.91      $   20.15      $   19.23
                                           =========        ========      ========      ========      =========      =========

TOTAL RETURN ...........................        3.08%++         2.94%         4.60%         4.17%         10.94%          8.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $  16,517        $ 14,403      $ 39,051      $ 60,008      $  59,473      $  34,545
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ....        0.50%+          0.47%         0.45%         0.45%          0.43%          0.40%
  Before waivers and reimbursements ....        1.33%+          0.99%         0.73%         0.70%          0.55%          0.61%
Ratio of net investment income to
  average net assets:
  Net of waivers and reimbursements ....        3.54%+          3.53%         4.69%         4.76%          5.61%          6.61%
  Before waivers and reimbursements ....        2.71%+          3.01%         4.41%         4.51%          5.49%          6.40%
Portfolio turnover rate ................         110%++          316%          190%          297%           134%            46%






   +  Annualized for periods less than one year.
  ++  Not annualized for periods less than one year.



                       See notes to financial statements.
                                     - 14 -


                                    PIA FUNDS
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005



NOTE 1. ORGANIZATION
         The PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund (the "Funds") are each series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the PIA Short-Term Government Securities Fund (the "Short-Term Government Fund") is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The investment objective of the PIA Total Return Bond Fund (the "Total Return Bond Fund") is to maximize total return through investing in bonds while minimizing risk as compared to the market. The Short-Term Government Fund and Total Return Bond Fund commenced operations on April 22, 1994 and September 1, 1998, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

         SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable securities in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. There can be no assurance that the Funds could obtain the fair value assigned to a security if it was to sell the security at approximately the time at which the Fund determines its net asset value per share.

         REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All collateral is held by the Funds' custodian.

         FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

         EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

         DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Short-Term Government Fund and the Total Return Bond Fund each distribute substantially all net investment income and its net realized gains annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (CONTINUED)



         GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

         USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

         RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
         The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Short-Term Government Fund and the Total Return Bond Fund pay fees calculated at an annual rate of 0.20% and 0.30%, respectively, based upon the average daily net assets of the Fund. For the six months ended May 31, 2005, the Short-Term Government Fund and the Total Return Bond Fund incurred $48,497 and $23,526 in advisory fees, respectively.

         The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Short-Term Government Fund's and the Total Return Bond Fund's aggregate annual operating expenses to 0.35% and 0.50% of average daily net assets, respectively. Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds' obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, beginning December 1, 2004. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds' payment of current ordinary operating expenses. For the six months ended May 31, 2005, the Advisor reduced its fees and absorbed Fund expenses in the amount of $77,956 and $64,753 for the Short-Term Government Fund and Total Return Bond Fund, respectively. No amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

                                              SHORT-TERM         TOTAL RETURN
        YEAR                                GOVERNMENT FUND        BOND FUND
        ----                                ---------------        ---------
        2008 ..............................    $77,956            $64,753

         U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

        SHORT-TERM GOVERNMENT FUND
        FUND ASSET LEVEL                                          FEE RATE
        ----------------                                          --------
        Less than $100 million ........................ $30,000
        $100 million to less than $200 million ........ 0.07% of average daily net assets
        $200 million to less than $1 billion .......... 0.05% of average daily net assets
        More than $1 billion .......................... 0.04% of average daily net assets

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (CONTINUED)


        TOTAL RETURN BOND FUND
        FUND ASSET LEVEL                                FEE RATE
        ----------------                                --------
        Less than $35,714,286 ......................... $25,000
        $35,714,286 to less than $200 million.......... 0.07% of average daily net assets
        $200 million to less than $1 billion .......... 0.05% of average daily net assets
        More than $1 billion .......................... 0.04% of average daily net assets

         For the six month period ended May 31, 2005, the Short-Term Government Fund and the Total Return Bond Fund incurred $14,959 and $12,465 in administration fees, respectively.

         U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds' custodian.

         For the six months ended May 31, 2005, the Short-Term Government Fund and the Total Return Bond Fund were allocated $2,300 and $720 of the Chief Compliance Officer fee, respectively.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN
         The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.10% of each Fund's average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to PIA as "Distribution Coordinator." For the six months ended May 31, 2005, the Short-Term Government Fund and the Total Return Bond Fund paid the Distribution Coordinator $24,249 and $7,842, respectively.

         Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also an officer of PIA. During the six months ended May 31, 2005, the Distributor earned $15,741 and $128 from commissions on sales of the Short-Term Government Fund's and the Total Return Bond Fund's capital stock, respectively.

NOTE 5. PURCHASES AND SALES OF SECURITIES
         For the six months ended May 31, 2005, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $3,311,429 and $5,105,415, respectively, for the Short-Term Government Fund and $345,710 and $2,343,447, respectively, for the Total Return Bond Fund. Purchases and sales of U.S. government obligations for the six months ended May 31, 2005 were $1,933,318 and $0, respectively, for the Short-Term Government Fund and $17,613,771 and $12,126,582, respectively, for the Total Return Bond Fund.

NOTE 6. FEDERAL INCOME TAX INFORMATION
         At November 30, 2004, the Funds' most recently completed fiscal year, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

                                              SHORT-TERM           TOTAL
                                              GOVERNMENT           RETURN
                                                 FUND             BOND FUND
                                              -----------        -----------

        Cost of Investments                   $49,949,563        $14,269,355
                                              ===========        ===========
        Unrealized appreciation               $    60,019        $   198,981
        Unrealized depreciation                  (164,712)          (151,263)
                                              -----------        -----------
        Net unrealized appreciation
          (depreciation) on investments      $   (104,693)       $    47,718
                                             ============        ===========

         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (CONTINUED)



         The tax character of distributions paid during the fiscal years ended November 30, 2004 and November 30, 2003 was as follows:

                                      SHORT-TERM                  TOTAL RETURN
                                    GOVERNMENT FUND                 BOND FUND
                              --------------------------------------------------------
                              Nov. 30, 2004 Nov. 30, 2003  Nov. 30, 2004 Nov. 30, 2003
                              ---------------------------  ---------------------------
        Ordinary income        $ 1,344,997   $ 2,105,329   $ 1,168,216   $ 3,161,247
        Net long-term                  --        77,634      1,133,700       213,829
          capital gains
                               -----------   -----------   -----------   -----------
        Total distributions    $ 1,344,997   $ 2,182,963   $ 2,301,916   $ 3,375,076
                               ===========   ===========   ===========   ===========


         Ordinary income distributions may include dividends paid from short-term capital gains. As of November 30, 2004, the components of accumulated deficit on a tax basis were as follows:

                                                    SHORT-TERM        TOTAL
                                                    GOVERNMENT        RETURN
                                                       FUND          BOND FUND
                                                       ----          ---------
        Undistributed ordinary income             $    3,417      $     8,699
        Undistributed long-term gains                   --                --
                                                  ----------      -----------
        Tax accumulated earnings                       3,417            8,699
        Accumulated capital and other losses        (906,854)      (1,797,885)
        Unrealized appreciation
          (depreciation) on investments             (104,693)          47,718
                                                  ----------      -----------
        Total accumulated deficit                 $(1,008,130)   $ (1,741,468)
                                                  ===========    ============

         At November 30, 2004, the Short-Term Government and Total Return Bond Funds had accumulated capital loss carryforwards of $851,929 and $1,770,594, respectively, of which $0 and $0, respectively, expire in the year 2010, $525,317 and $0, respectively, expire in the year 2011 and $326,612 and $1,770,594, respectively, expire in the year 2012. To the extent the Funds realize future net capital gains, those gains will be offset by any available capital loss carryforward. At November 30, 2004, the Short-Term Government and Total Return Bond Funds had net realized capital losses from transactions between November 1, 2004 and November 30, 2004 of $54,925 and $27,291, respectively. Post-October capital losses for tax purposes are deferred and will be recognized in 2005 and are included in tax accumulated earnings for the Short-Term Government and Total Return Bond Funds.

NOTE 7. MERGERS AND REORGANIZATIONS
         On December 23, 2004, the shareholders of the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund approved the reorganization of the Funds from the PIA Mutual Fund, a Massachusetts business trust, into newly formed separate series of the Advisors Series Trust ("AST") by the following totals:

                                          SHORT-TERM              TOTAL RETURN
                                         GOVERNMENT FUND            BOND FUND
                                         ---------------            ---------
        Total shares on record date     4,736,200            1,124,644
         (10/15/04)
        Total shares voted              1,637,620   (34.58%)   591,491  (52.59%)
        Total shares voted for          1,635,719   (34.54%)   577,729  (51.37%)
        Total shares voted against          1,037    (0.02%)         0   (0.00%)
        Total shares voted abstain            864    (0.02%)    13,762   (1.22%)

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (CONTINUED)



         The Funds merged into newly formed shell portfolios of AST. These shell portfolios were formed solely to acquire the assets and liabilities of the Funds in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized depreciation of the Short-Term Government Fund at the time of transfer were $48,598,767 and ($100,191), respectively. The net assets and net unrealized appreciation of the Total Return Bond Fund were $14,998,668 and $203,868, respectively.

NOTE 8. ADVISOR REIMBURSEMENT
         On June 8, 2005, the Total Return Bond Fund received a reimbursement from PIA related to certain losses from shareholder transactions incurred as a result of pricing errors. The amount of the losses and corresponding reimbursement was $62,810, which is reflected in the Statement of Changes in Net Assets as a reduction of redemptions.

NOTE 9. CHANGE OF AUDITORS
         On December 23, 2004, PricewaterhouseCoopers LLP ("PwC") resigned as the independent registered public accounting firm for the PIA Funds, each a series of Advisors Series Trust (the "Company"). On December 23, 2004, the Company retained Tait, Weller & Baker LLP ("Tait") as the independent registered public accounting firm for the Funds. The retention of Tait as the independent registered public accounting firm of the Funds has been approved by the Company's Audit Committee and Board of Trustees.

         The reports of PwC on the financial statements of the Funds for the fiscal years prior to December 23, 2004 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

         In connection with its audits for the periods prior to December 23, 2004, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

NOTE 10. OTHER TAX INFORMATION (UNAUDITED)
         For the year ended November 30, 2004, the Total Return Bond Fund hereby designates approximately $1,133,700 as capital gain dividends for the purpose of the dividends paid deduction. For the year ended November 30, 2004, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2004 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Advisors Series Trust
Milwaukee, Wisconsin

We have audited the accompanying statements of assets and liabilities of PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund, each a series of Advisors Series Trust, including the schedules of investments, as of May 31, 2005, and the related statements of operations, the statements of changes in net assets and the financial highlights for the six months then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended November 30, 2004, and the financial highlights for each of the five years in the period ended November 30, 2004 were audited by other auditors whose report dated January 25, 2005 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers. When brokers did not reply to our confirmation request, we performed alternative audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund as of May 31, 2005, the results of their operations, the changes in their net assets and their financial highlights for the six months then ended, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
July 18, 2005

                                    PIA FUNDS
                      NOTICE TO SHAREHOLDERS - MAY 31, 2005
                                   (UNAUDITED)


HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES
         A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004
         Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q
         The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Form N-Q is also available by calling 1-800-251-1970.

                                     ADVISOR
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   DISTRIBUTOR
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (800) 251-1970

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105





This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call (800) 251-1970.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                                                         PIA LOGO OMITTED



                                                         PIA BBB BOND FUND







                                                         SEMI-ANNUAL REPORT
                                                            MAY 31, 2005

Dear Shareholder:

We are pleased to provide you with our semi-annual report dated May 31, 2005 for the PIA BBB Bond Fund which is available only to clients of Pacific Income Advisers which is the adviser.

The return of the BBB Fund for the six month period ending May 31 was 2.60% which compares favorably to the Lehman Baa Credit Index return of 2.59% and the Lehman Baa Corporate Index of 2.33%.

We believe that the PIA BBB Bond Fund provides our clients with a very cost effective means of investing in a broadly diversified portfolio of BBB rated bonds. Since BBB rated bonds have over long periods provided higher returns to investors than most investment grade bonds, we believe that the Fund's broadly diversified investments in BBB rated bonds will help the Fund's shareholders achieve their goals. The fund is a cost effective vehicle to do this because, as described in our prospectus, PIA pays all expenses incurred by the Fund so our clients incur no additional expense relative to their investment in the Fund.

As of May 31, BBB rated bonds as measured by the Lehman Baa Credit Index provided a yield to maturity of 5.12% while the yield of the Lehman Aggregate Index was 4.51%; which represents a difference of 0.61%.

The last six months experienced a greater than average economic expansion with continued gains in corporate profits. Inflation is at relatively low levels but is under upward pressure. The Federal Deficit is forecast to be in the $350 billion area, which should increase the size of treasury auctions and put upward pressure on rates. The U. S. dollar recently rebounded from close to the lowest level in a decade. The Federal Reserve continued to tighten monetary policy by raising the funds rate from 2.0% to 3.0%. Yields on 2- and 5-year treasury bonds rose 57 and 4 basis points respectively. The longer end of the treasury yield curve declined by 68 basis points in yield.

Please take a moment to review your fund(s)' statement of assets and the results of operations for the period ended May 31. We look forward to reporting to you again with the annual report for the period ending November 2005.





/S/LLOYD McADAMS
-----------------
Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

                                PIA BBB BOND FUND
             EXPENSE EXAMPLE - FOR THE SIX MONTHS ENDED MAY 31, 2005
                                   (UNAUDITED)


         As a shareholder of the PIA BBB Bond Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/04 - 5/31/05).

ACTUAL EXPENSES
         The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
         The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    EXPENSES PAID
                                   BEGINNING           ENDING     DURING THE PERIOD
                                 ACCOUNT VALUE     ACCOUNT VALUE  DECEMBER 1, 2004 -
                                DECEMBER 1, 2004    MAY 31, 2005    MAY 31, 2005*
                                ----------------    ------------    -------------
Actual                              $1,000.00         $1,026.00       $0.00
Hypothetical
  (5% return before expenses)        1,000.00          1,024.93        0.00



----------
   * Expenses are equal to the Fund's annualized expense ratio of 0.00% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

                                PIA BBB BOND FUND
                  ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2005
                                   (UNAUDITED)


INVESTMENTS BY SECTOR
AS A PERCENTAGE OF NET ASSETS



PIA CHART OMITTED



                                 Communications
                                      20%

                                   Financial
                                      13%

                                   Utilities
                                      11%

                                   Industrial
                                      11%

                                     Energy
                                      11%

                                    Consumer
                                  Non-cyclical
                                       8%

                                Consumer Cyclical
                                       7%

                                      Basic
                                    Materials
                                       6%

                              Cash and Other Assets
                                       5%

                                    Sovereign
                                   Government
                                       5%

                                U.S. Government
                                       3%



                               PIA BBB BOND FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2005


--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 93.1%
AEROSPACE/DEFENSE 3.4%
$ 502,000 Lockheed Martin Corp.
              7.75%, due 5/1/26 ...................                $     653,573
  495,000 Northrup Grumman Corp.
              7.75%, due 2/15/31 ..................                      657,454
  512,000 Raytheon Co.
              8.30%, due 3/1/10 ...................                      594,588
                                                                   -------------
                                                                       1,905,615
                                                                   -------------

AUTO MANUFACTURERS 3.4%
1,205,000 DaimlerChrysler NA Holding Corp.
              7.30%, due 1/15/12 ..................                    1,327,347
  720,000 Ford Motor Co.
              6.625%, due 10/1/28 .................                      570,226
                                                                   -------------
                                                                       1,897,573
                                                                   -------------

BANKS 0.9%
  472,000 PNC Funding Corp.
              5.25%, due 11/15/15 .................                      487,306
                                                                   -------------

BUILDING MATERIALS 1.8%
  500,000 Alcan, Inc. .
              4.875%, due 9/15/12 .................                      504,671
  500,000 Masco Corp.
              5.875%, due 7/15/12 .................                      535,360
                                                                   -------------
                                                                       1,040,031
                                                                   -------------

CHEMICALS 1.8%
  431,000 Eastman Chemical Co.
              7.00%, due 4/15/12 ..................                      492,919
  405,000 Rohm & Haas Co.
              7.85%, due 7/15/29 ..................                      542,933
                                                                   -------------
                                                                       1,035,852
                                                                   -------------

COMMERCIAL SERVICES 0.9%
  423,000 Cendant Corp.
              7.375%, due 1/15/13 .................                      480,386
                                                                   -------------

CONSTRUCTION 1.0%
  590,000 Pulte Homes, Inc.
              6.375%, due 5/15/33 .................                      590,108
                                                                   -------------





--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES 5.9%
$ 525,000 Capital One Bank
             5.75%, due 9/15/10 ...................                $     548,818
1,435,000 Ford Motor Credit Co.
             6.50%, due 1/25/07 ...................                    1,437,883
  815,000 Ford Motor Credit Co.
             7.375%, due 2/1/11 ...................                      777,171
  495,000 MBNA Corp.
             7.50%, due 3/15/12 ...................                      565,179
                                                                   -------------
                                                                       3,329,051
                                                                   -------------

DIVERSIFIED MANUFACTURING 1.1%
  545,000 Tyco International Group SA
             6.00%, due 11/15/13 ..................                      590,566
                                                                   -------------

ELECTRIC 11.3%
  455,000 Cincinnati Gas & Electric Co.
             5.70%, due 9/15/12 ...................                      484,745
  450,000 Constellation Energy Group
             7.60%, due 4/1/32 ....................                      563,670
  465,000 Dominion Resources, Inc.
             8.125%, due 6/15/10 ..................                      534,786
  500,000 DTE Energy Co.
             7.05%, due 6/1/11 ....................                      556,325
  500,000 Duke Energy Corp.
             6.45%, due 10/15/32 ..................                      561,997
  500,000 MidAmerican Energy Holdings Co.
             3.50%, due 5/15/08 ...................                      485,342
  485,000 Pacific Gas & Electric
             6.05%, due 3/1/34 ....................                      535,107
  430,000 Pepco Holdings, Inc.
             5.50%, due 8/15/07 ...................                      440,029
  523,000 Progress Energy, Inc.
             7.10%, due 3/1/11 ....................                      577,720
  378,000 PSEG Power LLC
             8.625%, due 4/15/31 ..................                      523,859
  460,000 Southern California Edison Co.
             6.00%, due 1/15/34 ...................                      514,303
  500,000 XCEL Energy, Inc.
             7.00%, due 12/1/10 ...................                      556,960
                                                                   -------------
                                                                       6,334,843
                                                                   -------------



                        See notes to financial statements.
                                      - 4 -




                                PIA BBB BOND FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2005 (CONTINUED)



--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL 0.9%
$ 414,000 Waste Management, Inc.
             7.75%, due 5/15/32 ...................                $     520,347
                                                                   -------------

FOOD 5.4%
  527,000 Albertson's, Inc.
             7.45%, due 8/1/29 ....................                      580,326
  500,000 Conagra Foods, Inc.
             7.875%, due 9/15/10 ..................                      576,390
  350,000 General Mills, Inc.
             2.625%, due 10/24/06 .................                      343,163
  575,000 Kraft Foods, Inc.
             5.25%, due 6/1/07 ....................                      586,710
  517,000 Kroger Co.
             6.20%, due 6/15/12 ...................                      556,476
  350,000 Safeway, Inc.
             6.50%, due 3/1/11 ....................                      376,894
                                                                   -------------
                                                                       3,019,959
                                                                   -------------

FOREST PRODUCTS & PAPER 3.2%
  530,000 International Paper Co. .................
             6.75%, due 9/1/11 ....................                      581,995
  527,000 MeadWestvaco Corp.
             6.85%, due 4/1/12 ....................                      592,190
  625,000 Weyerhaeuser Co.
             6.125%, due 3/15/07 ..................                      638,790
                                                                   -------------
                                                                       1,812,975
                                                                   -------------

INSURANCE 0.9%
  385,000 AXA
             8.60%, due 12/15/30 ..................                      520,488
                                                                   -------------

MEDIA 9.0%
  500,000 Clear Channel Communications, Inc.
             4.25%, due 5/15/09 ...................                      478,784
  757,000 Comcast Cable Communications, Inc.
             6.20%, due 11/15/08 ..................                      800,700
  500,000 Comcast Corp.
             7.05%, due 3/15/33 ...................                      599,726
  500,000 Cox Communications, Inc.
             7.125%, due 10/1/12 ..................                      558,331





--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

MEDIA (CONTINUED)
$ 515,000 News America, Inc.
             6.625%, due 1/9/08 ...................                $     545,039
  525,000 Time Warner, Inc.
             6.75%, due 4/15/11 ...................                      581,543
  810,000 Time Warner, Inc.
             6.875%, due 6/15/18 ..................                      933,010
  450,000 Walt Disney Co.
             7.00%, due 3/1/32 ....................                      545,728
                                                                   -------------
                                                                       5,042,861
                                                                   -------------

MEDICAL 2.0%
  500,000 Boston Scientific
             5.45%, due 6/15/14 ...................                      524,520
  550,000 WellPoint, Inc.
             6.80%, due 8/1/12 ....................                      621,293
                                                                   -------------
                                                                       1,145,813
                                                                   -------------

OIL & GAS 10.4%
  525,000 Anadarko Finance Co.
             6.75%, due 5/1/11 ....................                      584,176
  500,000 Burlington Resources Finance Co.
             5.60%, due 12/1/06 ...................                      509,416
  500,000 Canadian Natural Resources
             4.90%, due 12/1/14 ...................                      501,467
  424,000 Devon Financing Corp., U.L.C.
             6.875%, due 9/30/11 ..................                      472,243
  542,000 Marathon Oil Corp.
             6.80%, due 3/15/32 ...................                      619,633
  361,000 Occidental Petroleum Corp.
             8.45%, due 2/15/29 ...................                      508,723
  725,000 Pemex Master Trust
             7.875%, due 2/1/09 ...................                      796,050
  504,000 Transocean, Inc.
             7.50%, due 4/15/31 ...................                      648,448
  525,000 Union Oil Co. of California
             7.35%, due 6/15/09 ...................                      585,384
  504,000 Valero Energy Corp.
             7.50%, due 4/15/32 ...................                      603,823
                                                                   -------------
                                                                       5,829,363
                                                                   -------------



                       See notes to financial statements.
                                      - 5 -





                                PIA BBB BOND FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2005 (CONTINUED)




--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

PIPELINES 0.9%
$ 485,000 Kinder Morgan, Inc.
             6.80%, due 3/1/08 ....................                $     511,966
                                                                   -------------

REAL ESTATE 4.6%
  511,000 EOP Operating LP
             7.75%, due 11/15/07 ..................                      550,586
  582,000 ERP Operating LP
             6.95%, due 3/2/11 ....................                      648,539
  423,000 Healthcare Realty Trust
             8.125%, due 5/1/11 ...................                      484,955
  300,000 Hospitality Properties
             6.75%, due 2/15/13 ...................                      329,047
  545,000 Simon Property Group LP
             6.375%, due 11/15/07 .................                      570,165
                                                                   -------------
                                                                       2,583,292
                                                                   -------------

RETAIL 2.8%
  445,000 Federated Department Stores, Inc.
             6.90%, due 4/1/29 ....................                      508,682
  500,000 Limited Brands, Inc.
             5.25%, due 11/1/14 ...................                      482,877
  550,000 May Department Stores Co.
             4.80%, due 7/15/09 ...................                      555,932
                                                                   -------------
                                                                       1,547,491
                                                                   -------------

SAVINGS & LOANS 1.0%
  585,000 Washington Mutual, Inc.
             4.625%, due 4/1/14 ...................                      570,885
                                                                   -------------

SOVEREIGN 5.0%
  700,000 United Mexican States
             5.875%, due 1/15/14 ..................                      729,750
1,100,000 United Mexican States
             7.50%, due 4/8/33 ....................                    1,264,450
  700,000 United Mexican States
             10.375%, due 2/17/09 .................                      838,950
                                                                   -------------
                                                                       2,833,150
                                                                   -------------



--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

TELECOMMUNICATIONS 10.8%
$ 810,000 AT&T Wireless Services, Inc.
             7.875%, due 3/1/11 ...................                $     941,122
  501,000 British Telecom PLC
             8.375%, due 12/15/10* ................                      592,781
  430,000 CenturyTel, Inc.
             8.375%, due 10/15/10 .................                      488,271
  794,000 Deutsche Telekom International Finance BV
             5.25%, due 7/22/13 ...................                      820,972
  615,000 France Telecom SA
             8.50%, due 3/1/11* ...................                      716,270
  395,000 Koninklijke KPN NV
             8.00%, due 10/1/10 ...................                      458,025
  420,000 Motorola, Inc.
             7.625%, due 11/15/10 .................                      478,362
  935,000 Sprint Capital Corp.
             7.625%, due 1/30/11 ..................                    1,064,541
  500,000 Telecom Italia Capital
             5.25%, due 11/15/13 ..................                      507,104
                                                                   -------------
                                                                       6,067,448
                                                                   -------------

TRANSPORTATION 4.7%
  550,000 Burlington Northern Santa Fe
             6.75%, due 7/15/11 ...................                      615,499
  398,000 CSX Corp.
             7.95%, due 5/1/27 ....................                      525,883
  560,000 FedEx Corp.
             3.50%, due 4/1/09 ....................                      546,083
  450,000 Norfolk Southern Corp.
             7.35%, due 5/15/07 ...................                      476,689
  500,000 Union Pacific Corp.
             3.625%, due 6/1/10 ...................                      480,080
                                                                   -------------
                                                                       2,644,234
                                                                   -------------



                        See notes to financial statements.
                                      - 6 -




                                PIA BBB BOND FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2005 (CONTINUED)



--------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES
              (cost $51,178,850) ..................                $  52,341,603
                                                                   -------------
U.S. GOVERNMENT
INSTRUMENTALITIES 2.5%
U.S. TREASURY BONDS 1.6%
$ 780,000 U.S. Treasury Bond
              5.375%, due 2/15/31 .................                      903,582
                                                                   -------------

U.S. TREASURY NOTES 0.9%
  225,000 U.S. Treasury Note
              4.00%, due 3/15/10 ..................                      227,391
  265,000 U.S. Treasury Note
              4.75%, due 5/15/14 ..................                      280,134
                                                                   -------------
                                                                         507,525
                                                                   -------------

TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
              (cost $1,374,900) ...................                    1,411,107
                                                                   -------------



--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 3.8%
 705,507  First American Treasury
               Obligations Fund - Class A .........                $     705,507
$1,441,000U.S. Bank, N.A. repurchase
               agreement, 2.10%, dated 5/31/05,
               due 6/1/05, repurchase price
               $ 1,441,084 (collateralized
               by FHLMC Series 2682,
               4.58125%, due 10/15/33) ............                    1,441,000
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS
               (cost $2,146,507) ..................                    2,146,507
                                                                   -------------
TOTAL INVESTMENTS
               (cost $54,700,257) .................      99.4%        55,899,217
OTHER ASSETS LESS LIABILITIES .....................       0.6%           334,888
                                                                   -------------
TOTAL NET ASSETS ..................................     100.0%     $  56,234,105
                                                                   =============


---------------
   *    Variable rate note. Rate shown reflects the rate in effect at May 31,
        2005.

                       See notes to financial statements.
                                      - 7 -


                                PIA BBB BOND FUND
               STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2005


ASSETS:
  Investments in securities,
    at value (cost $54,700,257) ............................       $ 55,899,217
  Receivable for securities sold ...........................          2,578,123
  Receivable for fund shares sold ..........................             37,560
  Interest receivable ......................................            822,495
  Due from investment adviser ..............................             11,769
  Prepaid expenses .........................................              3,381
                                                                   ------------
    Total assets ...........................................         59,352,545
                                                                   ------------

LIABILITIES:
  Payable for securities purchased .........................          2,878,267
  Dividends payable ........................................            206,215
  Custody fees .............................................              4,561
  Transfer agent fees and expenses .........................              3,288
  Fund accounting fees .....................................              6,878
  Professional fees ........................................             14,927
  Chief Compliance Officer fee .............................              2,123
  Accrued expenses and other liabilities ...................              2,181
                                                                   ------------
    Total liabilities ......................................          3,118,440
                                                                   ------------
    Net Assets .............................................       $ 56,234,105
                                                                   ============

NET ASSETS CONSIST OF:
  Shares of beneficial interest,
    par value $0.01 per share;
    unlimited shares authorized ............................       $ 55,427,921
  Undistributed net investment income ......................              9,177
  Undistributed net realized loss on investments ...........           (401,953)
  Net unrealized appreciation on investments ...............          1,198,960
                                                                   ------------
    Net Assets .............................................       $ 56,234,105
                                                                   ============

NET ASSET VALUE, OFFERING PRICE AND
  REDEMPTION PRICE PER SHARE ...............................       $       9.94
                                                                   ============
SHARES OUTSTANDING .........................................          5,655,399
                                                                   ============





                       See notes to financial statements.
                                      - 8 -


                                PIA BBB BOND FUND
            STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2005




INVESTMENT INCOME:
  Interest ....................................................     $ 1,288,890
                                                                    -----------
    Total investment income ...................................       1,288,890
                                                                    -----------

EXPENSES:
  Fund accounting fees ........................................          16,387
  Professional fees ...........................................          13,372
  State registration fees .....................................          12,144
  Transfer agent fees and expenses ............................          10,896
  Administration fees (Note 3) ................................           7,480
  Custody fees ................................................           6,795
  Reports to shareholders .....................................           5,143
  Trustees' fees ..............................................           2,728
  Chief Compliance Officer fee ................................           2,500
  Other expenses ..............................................             321
                                                                    -----------
    Total expenses ............................................          77,766
  Less: Expense reimbursement from adviser (Note 3) ...........         (77,766)
                                                                    -----------
    Net expenses ..............................................            --
                                                                    -----------
    Net investment income .....................................       1,288,890
                                                                    -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized loss on investments ............................        (391,619)
  Net change in unrealized appreciation on investments ........         452,432
                                                                    -----------
    Net gain on investments ...................................          60,813
                                                                    -----------
  Net increase in net assets resulting from operations ........     $ 1,349,703
                                                                    ===========





                       See notes to financial statements.
                                      - 9 -

                                PIA BBB BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                           SIX MONTHS         YEAR
                                                             ENDED            ENDED
                                                          MAY 31, 2005    NOV. 30, 2004
                                                          ------------    -------------

OPERATIONS:
  Net investment income .................................   $  1,288,890    $  1,123,323
  Net realized gain/(loss) on investments ...............       (391,619)         35,487
  Net change in unrealized appreciation on investments ..        452,432         747,736
                                                            ------------    ------------
  Net increase in net assets resulting from operations ..      1,349,703       1,906,546
                                                            ------------    ------------

DIVIDENDS PAID TO SHAREHOLDERS:
  Dividends from net investment income ..................     (1,286,558)     (1,117,614)
  Distributions from net realized gains .................        (44,565)           --
                                                            ------------    ------------
  Total distributions ...................................     (1,331,123)     (1,117,614)
                                                            ------------    ------------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold .........................     12,357,756      51,607,771
  Dividends reinvested ..................................        199,182         219,745
  Payment for shares redeemed ...........................     (5,569,464)     (3,587,069)
                                                            ------------    ------------
  Net increase in net assets from fund share transactions      6,987,474      48,240,447
                                                            ------------    ------------
  Total increase in net assets ..........................      7,006,054      49,029,379

NET ASSETS, BEGINNING OF PERIOD .......................       49,228,051         198,672
                                                            ------------    ------------
NET ASSETS, END OF PERIOD .............................     $ 56,234,105    $ 49,228,051
                                                            ============    ============
INCLUDES UNDISTRIBUTED NET INVESTMENT INCOME OF .......     $      9,177    $      6,845
                                                            ============    ============

TRANSACTIONS IN SHARES:
  Shares sold ...........................................      1,246,434       5,274,174
  Shares issued on reinvestment of distributions ........         20,079          22,117
  Shares redeemed .......................................       (562,119)       (365,286)
                                                            ------------    ------------
  Net increase in shares outstanding ....................        704,394       4,931,005
                                                            ============    ============




                       See notes to financial statements.
                                     - 10 -

                               PIA BBB BOND FUND
                              FINANCIAL HIGHLIGHTS


                                         SIX MONTHS          YEAR        SEPT. 26, 2003*
                                            ENDED           ENDED            TO
                                         MAY 31, 2005    NOV. 30, 2004    NOV. 30, 2003
                                         ------------    -------------    -------------

PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout the period)

Net asset value, beginning of period ...   $   9.94        $    9.93      $    10.00
                                           --------        ---------      ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................       0.25             0.38            0.06
Net realized and unrealized
  gain/(loss) on investments ...........       0.01             0.06           (0.13)
                                           --------        ---------      ----------
Total from investment operations .......       0.26             0.44           (0.07)
                                           --------        ---------      ----------

LESS DISTRIBUTIONS:
Dividends from net investment income ...      (0.25)           (0.43)           --
Distribution from net realized gains ...      (0.01)            --              --
                                           --------        ---------      ----------
Total distributions ....................      (0.26)           (0.43)           --
                                           --------        ---------      ----------

Net asset value, end of period .........   $   9.94        $    9.94      $     9.93
                                           ========        =========      ==========

TOTAL RETURN ...........................       2.60%++          4.57%          (0.70)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...   $ 56,234        $  49,228      $      199
Ratio of expenses to average net assets:
Net of waivers and reimbursements ......       0.00%+           0.00%           0.00%+
Before waivers and reimbursements ......       0.30%+           0.72%         224.56%+
Ratio of net investment
  income/(loss) to average net assets:
Net of waivers and reimbursements ......       5.02%+           4.86%           3.16%+
Before waivers and reimbursements ......       4.72%+           4.14%        (221.40)%+
Portfolio turnover rate ................         37%++           202%             87%++


------------
   *    Commencement of operations.
   +    Annualized for periods less than one year.
   ++   Not annualized for periods less than one year.



                       See notes to financial statements.
                                     - 11 -



                                PIA BBB BOND FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005



NOTE 1. ORGANIZATION
         The PIA BBB Bond Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. The investment objective of the Fund is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor's Rating Group and the Baa category by Moody's Investors Services. The Fund commenced operations on September 26, 2003. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the PIA BBB Bond Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

         SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable securities in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors. There can be no assurance that the Fund could obtain the fair value assigned to a security if it was to sell the security at approximately the time at which the Fund determines its net asset value per share.

         REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Fund's custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement. All collateral is held by the Fund's custodian.

         FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

         EXPENSES - The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to their respective net assets.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

         DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, monthly and distributes net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets are adjusted.

         GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

                                PIA BBB BOND FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (CONTINUED)



         USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

         RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
         The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Advisor is responsible for providing investment management services to the Fund. The Advisor furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. Under the agreement, the Fund does not pay the Adviser a fee. However, investors in the Fund will be charged management fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Fund. Participants in "wrap-fee" programs pay fees to the program sponsor, who in turn pays fees to the Adviser. For the six months ended May 31, 2005, the Adviser received no investment advisory fees.

         The Fund is responsible for its own operating expenses. PIA has voluntarily agreed to limit the total expenses of the Fund to an annual rate of 0.00% of average net assets. The Adviser may discontinue reimbursing the Fund at anytime but will not do so prior to November 30, 2005.

         U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

        FUND ASSET LEVEL                       FEE RATE
        ----------------                       --------
        Less than $100 million ............... $15,000
        $100 million or more ................. 0.03% of average daily net assets

         For the six month period ended May 31, 2005, the Fund incurred $7,480 in administration fees.

         U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund's custodian.

         Syndicated Capital, Inc. serves as the Distributor of the Fund's shares. The President and sole shareholder of the Distributor is also an officer of PIA.

         For the six months ended May 31, 2005, the Fund was allocated $2,500 of the Chief Compliance Officer fee.

NOTE 4. PURCHASES AND SALES OF SECURITIES
         For the six months ended May 31, 2005, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $16,193,665 and $10,628,256, respectively. Purchases and sales of U.S. government obligations for the six months ended May 31, 2005 were $8,421,875 and $7,585,571, respectively.

NOTE 5. FEDERAL INCOME TAX INFORMATION
         At November 30, 2004, the Fund's most recently completed fiscal year, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

        Cost of investments ..........................  $ 48,001,007
                                                        ============
        Unrealized appreciation ......................  $    924,166
        Unrealized depreciation ......................      (190,721)
                                                        ------------
        Net unrealized appreciation on investments ...  $    733,445
                                                        ============

         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

                                PIA BBB BOND FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (CONTINUED)



         The tax character of distributions paid during the fiscal years ended November 30, 2004 and 2003 was as follows:

                                                  2004               2003
                                                  ----               ----
        Ordinary income ..................... $ 1,117,614         $    --
        Net long-term capital gains .........      --                  --
                                              -----------         ---------
        Total distributions ................. $ 1,117,614         $    --
                                              ===========         =========


         Ordinary income distributions may include dividends paid from short-term capital gains. As of November 30, 2004, the components of accumulated deficit on a tax basis were as follows:

        Undistributed ordinary income .......................   $     54,159
        Undistributed long-term gains .......................          --
                                                                ------------
        Tax accumulated earnings ............................         54,159
        Accumulated capital and other losses ................          --
        Unrealized appreciation on investments ..............        733,445
                                                                ------------
        Total accumulated earnings .........................    $    787,604
                                                                ------------

         The Fund utilized $1,199 of its capital loss carryforwards during the year ended November 30, 2004.

NOTE 6. MERGERS AND REORGANIZATIONS
         On December 23, 2004, the shareholders of the PIA BBB Bond Fund approved the reorganization of the Fund from the PIA Mutual Fund, a Massachusetts business trust, into a newly formed series of the Advisors Series Trust ("AST") by the following totals:

        Total shares on record date (10/15/04)  4,752,133
        Total shares voted                      3,508,803            (73.84%)
        Total shares voted for                  3,508,803            (73.84%)
        Total shares voted against              0                    (0.00%)
        Total shares voted abstain              0                    (0.00%)

         The Fund merged into a newly formed shell portfolio of AST. This shell portfolio was formed solely to acquire the assets and liabilities of the Fund in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the Fund at the time of transfer were $50,155,078 and $1,270,931, respectively.

NOTE 7. CHANGE OF AUDITORS
         On December 23, 2004, PricewaterhouseCoopers LLP ("PwC") resigned as the independent registered public accounting firm for the PIA BBB Bond Fund, a series of Advisors Series Trust (the "Company"). On December 23, 2004, the Company retained Tait, Weller & Baker LLP ("Tait") as the independent registered public accounting firm for the Fund. The retention of Tait as the independent registered public accounting firm of the Fund has been approved by the Company's Audit Committee and Board of Trustees.

         The reports of PwC on the financial statements of the Fund for the fiscal years prior to December 23, 2004 contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

         In connection with its audits for the periods prior to December 23, 2004, there have been no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC would have caused them to make reference thereto in their report on the financial statements for such years.

NOTE 8. OTHER TAX INFORMATION (UNAUDITED)
         For the year ended November 30, 2004, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2004 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Advisors Series Trust
Milwaukee, Wisconsin

We have audited the accompanying statement of assets and liabilities of PIA BBB Bond Fund, a series of Advisors Series Trust, including the schedule of investments, as of May 31, 2005, and the related statement of operations, the statement of changes in net assets and the financial highlights for the six months then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2004, and the financial highlights for the year ended November 30, 2004 and for the period ended November 30, 2003 were audited by other auditors whose report dated January 25, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2005 by correspondence with the custodian and brokers. When brokers did not reply to our confirmation request, we performed alternative audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PIA BBB Bond Fund as of May 31, 2005, the results of its operations, the changes in its net assets and its financial highlights for the six months then ended, in conformity with accounting principles generally accepted in the United States of America.


TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
July 18, 2005

                                PIA BBB BOND FUND
                      NOTICE TO SHAREHOLDERS - MAY 31, 2005
                                   (UNAUDITED)


HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES
         A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004
         Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Fund's proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q
         The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund's Form N-Q is also available by calling 1-800-251-1970.

                      This page intentionally left blank.

                                     ADVISOR
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   DISTRIBUTOR
                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (800) 251-1970

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call (800) 251-1970.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not applicable.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  ADVISORS SERIES TRUST

         By (Signature and Title) /S/ ERIC M. BANHAZL
                                  ----------------------------
                                  Eric M. Banhazl, President

         Date   8/5/05
                ---------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ ERIC M. BANHAZL
                                    --------------------
                                    Eric M. Banhazl, President

         Date   8/5/05
                ------

         By (Signature and Title)*  /S/ DOUGLAS G. HESS
                                    -------------------
                                    Douglas G. Hess, Treasurer

         Date   8/5/05
                ------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.